Lease Arrangements	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Lease Arrangements
19.	Lease Arrangements

(a)	Lessees

(1)	Right-of-use assets

December 31, 2019
(in thousands)
Carrying amount of right-of-use assets
Land	$11,595,815
Buildings	575,724
Other equipment	36,229
$12,207,768

For the year ended December 31, 2019
(in thousands)
Additions to right-of-use assets	$192,655

Depreciation charge for right-of-use assets
Land	$566,982
Buildings	238,969
Other equipment	66,590
$872,541

(2)	Lease liabilities

	December 31, 2019
	Future minimum lease payments	Interests	Present value of minimum lease payments
	(in thousands)
Less than one year	$879,518	197,151	682,367
Between one and five years	2,874,682	678,576	2,196,106
More than five years	9,588,087	1,375,483	8,212,604
	$13,342,287	2,251,210	11,091,077
Lease liabilities－current			$682,367
Lease liabilities－noncurrent			$10,408,710

(3)	Significant lease agreements

AUO has entered into various land lease agreements with Hsinchu Science Park Bureau, Central Science Park Administration Bureau and Southern Taiwan Science Park Bureau, respectively, for the construction of plant for operations. All lease amounts are adjusted in accordance with the land value announced by the government from time to time. In 2019, AUO modified one of its lease contracts due to the decrease of the scope of the lease, and therefore, the carrying amount of the right-of-use asset was reduced by $1,064,094 thousand. The difference between the remeasurement of the lease liability and the reduction of the right-of-use asset was recognized in profit or loss.

(4)	Sublease of right-of-use assets

The Company subleased part of its right-of-use assets under operating leases, in 2019, the income from sublease was $8,199 thousand. Right-of-use assets that meet the definition of investment properties are reclassified to investment properties. Refer to note 20 for further information on investment properties.

(5)	Additional lease information

The Company applies the recognition exemption to account for short-term leases and leases of low-value assets, primarily for some leases of office buildings and other sporadic leasing. The amounts recognized in profit or loss during the lease term were as follows:

For the year ended December 31, 2019
(in thousands)
Expenses relating to short-term leases	$15,832
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	$315

Total cash outflow for the Company’s leases in which it acts as a lessee for the year ended December 31, 2019 was $920,666 thousand.

(b)	Lessor

The Company leased out its investment properties and part of its land, buildings and equipment and did not transfer substantially all the risks and rewards incidental to their ownership to the lessees, therefore, those leases were recognized as operating leases. Refer to note 34 for the information of rental income from operating leases. In addition, the direct costs relating to the aforementioned operating leases are amounting to $3,007 thousand for the year ended December 31, 2019.

The maturity analysis of undiscounted operating lease receivable for the abovementioned assets are as follows:

December 31, 2019
(in thousands)

Year 1	$110,905
Year 2	110,316
Year 3	110,025
Year 4	106,272
Year 5	105,721
Year 6 onwards	2,079,849
Total undiscounted operating lease receivable	$2,623,088

Refer to note 26 for the Company’s respective information as lessor and lessee as of December 31, 2018.